Property, plant and equipment - Summary of Movements in Property, Plant and Equipment (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 41,544	€ 40,464	€ 32,525
Additions	8,110	14,066
Disposals	(2,317)	(1,773)
Depreciation	(5,623)	(4,309)
Depreciation of disposals	813	421
Impairments	(354)	(466)	(272)
Reclassifications	70	0
Reversal of impairments	381	0	0
Charges and Charging Infrastructure [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	30,597	30,727	29,410
Additions	0	0
Disposals	(2,317)	(1,773)
Depreciation	(5,417)	(4,024)
Depreciation of disposals	813	421
Impairments	(354)	(466)
Reclassifications	6,764	7,159
Reversal of impairments	381
Other property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	481	614	837
Additions	3	62
Disposals	0	0
Depreciation	(206)	(285)
Depreciation of disposals	0	0
Impairments	0	0
Reclassifications	70	0
Reversal of impairments	0
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	10,466	9,123	2,278
Additions	8,107	14,004
Disposals	0	0
Depreciation	0	0
Depreciation of disposals	0	0
Impairments	0	0
Reclassifications	(6,764)	(7,159)
Reversal of impairments	0
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	59,794	53,931	41,638
Gross carrying amount [member] | Charges and Charging Infrastructure [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	47,413	42,966	37,580
Gross carrying amount [member] | Other property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,915	1,842	1,780
Gross carrying amount [member] | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	10,466	9,123	2,278
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(18,250)	(13,467)	(9,113)
Accumulated depreciation, amortisation and impairment [member] | Charges and Charging Infrastructure [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(16,816)	(12,239)	(8,170)
Accumulated depreciation, amortisation and impairment [member] | Other property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(1,434)	(1,228)	(943)
Accumulated depreciation, amortisation and impairment [member] | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 0	€ 0	€ 0